Loans Held-for-Investment (Troubled Debt Restructurings) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Troubled Debt Restructurings
TDR balance	$ 59	$ 85
Allowance for loan losses on TDR loans	13	9
TDR loans under fair value option	3	25
Consumer loans | Residential first mortgage
Troubled Debt Restructurings
TDR balance	31	33
Consumer loans | Home Equity
Troubled Debt Restructurings
TDR balance	28	52
Performing
Troubled Debt Restructurings
TDR balance	43	67
Performing | Consumer loans | Residential first mortgage
Troubled Debt Restructurings
TDR balance	19	22
Performing | Consumer loans | Home Equity
Troubled Debt Restructurings
TDR balance	24	45
Nonperforming
Troubled Debt Restructurings
TDR balance	16	18
Nonperforming | Consumer loans | Residential first mortgage
Troubled Debt Restructurings
TDR balance	12	11
Nonperforming | Consumer loans | Home Equity
Troubled Debt Restructurings
TDR balance	$ 4	$ 7